CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Internet	$ 1,114.3	$ 1,079.3	$ 1,030.9
Cable television	974.4	996.7	1,009.6
Mobile telephony	600.7	534.4	469.8
Cable telephony	341.1	368.6	397.8
Equipment sales	269.8	233.5	219.0
Other	175.8	164.0	154.5
Revenues	3,476.1	3,376.5	3,281.6
Employee costs	398.6	385.2	386.4
Purchase of goods and services	1,274.7	1,276.9	1,303.4
Depreciation and amortization	685.6	691.3	677.3
Financial expenses	200.0	189.2	156.0
Loss on valuation and translation of financial instruments	0.6	0.7	3.1
Restructuring of operations, litigation and other items	20.2	17.2	5.8
Gain on sale of spectrum licences			(330.9)
Loss on debt refinancing			5.2
Income before income taxes	896.4	816.0	1,075.3
Income taxes (recovery):
Current	94.9	145.4	(3.2)
Deferred	84.2	20.8	142.4
Income taxes	179.1	166.2	139.2
Income from continuing operations	717.3	649.8	936.1
Income from discontinued operations	115.9	3.9	3.7
Net income	833.2	653.7	939.8
Income from continuing operations attributable to
Shareholder	717.2	649.8	936.0
Non-controlling interests	0.1		0.1
Net income attributable to
Shareholder	833.1	$ 653.7	939.7
Non-controlling interests	$ 0.1		$ 0.1